Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001479615
Registrant Name	Silence Therapeutics plc
Registration File Number	333-295992
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES